Liabilities for Employee Benefits, Net	12 Months Ended
Dec. 31, 2024
Liabilities for Employee Benefits, Net [Abstract]
LIABILITIES FOR EMPLOYEE BENEFITS, NET

NOTE 14 – LIABILITIES FOR EMPLOYEE BENEFITS, NET

	December 31
	2024	2023
A. Composition:

Present value of defined benefit liabilities	260	234
Less - fair value of plans’ assets	225	204
	35	30

B. Changes in the present value of defined benefit liabilities
	December 31
	2024	2023
Balance at beginning of year	234	226
Current service cost	7	6
Interest cost	12	12
Benefits paid	-	-
Expenses in respect of exchange rate differences	(1)	(8)
Net actuarial loss	8	(2)
Balance at end of year	260	234

C. Plans’ assets

The plans’ assets include severance pay funds, and the severance pay component in executive insurance policies and in pension funds.

Changes in the fair value of plan assets
	2024	2023

Balance at beginning of year	204	194
Expected return on plan assets	11	10
Employer contributions	-	-
Benefits paid	-	-
Income from exchange rate differences	(1)	(8)
Net actuarial gain	11	8
Balance at end of year	225	204

Actual return on plan assets	-	(10)
D. Expenses in respect of defined benefit plans
	For the year ended December 31,
	2024	2023

Current service cost	7	6
Interest cost	2	12
Expected return on plans’ assets	-	10
Exchange rate differentials, net	-	(2)
	9	26
Presentation in profit and loss:
Cost of revenue	7	6
Finance expenses	2	20
	9	26

Presentation in other comprehensive income (loss)	(3)	6

E. Key actuarial assumptions
	December 31,
	2024	2023

Discount rate	5.53%	5.5%

The expected weighted average cost of capital on plans’ assets	5.57%	5.56%

Expected pay rise rate	2.39%	2.41%

F. Expenses in respect of defined contribution plans	For the year ended December 31,
	2024	2023

Expenses in respect of employee benefits	9	7

Presentation on profit and loss:
Cost of revenue	3	2
Research and development expenses	1	1
Selling and marketing expenses	2	1
General and administrative expenses	3	3
	9	7